S000093502 [Member] Investment Objectives and Goals - Northern Trust 2045 Tax-Exempt Distributing Ladder ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2045.